Accounts payable (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of detailed information about payables and accrued liabilities

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	June 30,	December 31,
	2025	2024
	$	$
Trade accounts payable	1,535	2,407
Accrued research and development costs	231	1,344
Accrued employee benefits	574	607
Payroll tax and other statutory liabilities	(20)	25
Other accrued liabilities	736	347
	3,056	4,730